Assets, Liabilities and Redeemable Noncontrolling Interest Held for Sale and Discontinued Operations (Details)			12 Months Ended
	Jul. 10, 2018 USD ($)	Mar. 30, 2018 USD ($)	Mar. 31, 2018 USD ($) facility	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from sale of business	$ 896,500,000	$ 212,400,000	$ 329,780,000	$ 134,370,000	$ 343,135,000
Gain on sale of business		$ 89,300,000
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Cash and cash equivalents			4,113,000	4,438,000
Accounts receivable-trade, net			45,924,000	45,049,000
Accounts receivable-affiliates			0	2,000
Inventories			13,250,000	17,387,000
Prepaid expenses and other current assets			2,796,000	3,399,000
Property, plant and equipment, net			201,340,000	260,830,000
Goodwill			107,951,000	130,427,000
Intangible assets, net			141,328,000	156,704,000
Other assets			902,000	1,184,000
Total assets held for sale			517,604,000	619,420,000
Accounts payable-trade			7,790,000	7,552,000
Accrued expenses and other payables			6,583,000	8,669,000
Advance payments received from customers			12,842,000	25,352,000
Current maturities of long-term debt			2,550,000	3,731,000
Long-term debt, net			2,888,000	4,957,000
Other liabilities			0	30,000
Redeemable noncontrolling interest			9,927,000	3,072,000
Total liabilities and redeemable noncontrolling interest held for sale			42,580,000	53,363,000
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues			521,511,000	413,206,000	352,977,000
Cost of sales			269,367,000	191,589,000	156,757,000
Operating expenses			129,789,000	118,922,000	104,287,000
General and administrative expense			11,322,000	10,761,000	11,982,000
Depreciation and amortization			43,692,000	42,966,000	35,992,000
Gain on disposal or impairment of assets, net			(88,209,000)	(287,000)	(137,000)
Operating income from discontinued operations			155,550,000	49,255,000	44,096,000
Equity in earnings (loss) of unconsolidated entities			425,000	(746,000)	(528,000)
Interest expense			(422,000)	(484,000)	(340,000)
Other income, net			1,330,000	1,052,000	1,055,000
Income from discontinued operations before taxes (1)			156,883,000	49,077,000	44,283,000
Income tax expense			(103,000)	(5,000)	(62,000)
Income from discontinued operations, net of tax			156,780,000	49,072,000	44,221,000
Discontinued operations income attributable to redeemable noncontrolling interests			$ 1,030,000	$ 0	$ 0
Retail Propane Business 2018 Acquisitions Acquisition Accounting In Process
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Business combination number for which acquisition accounting is not completed | facility			7
Number of businesses sold		3